Snow Capital Focused Value Fund
Summary of the Snow Capital Focused Value Fund
Investment Objective. The investment objective of the Focused Value Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 41 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 30 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Snow Capital Focused Value Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	0.50%	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	0.50%	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Snow Capital Focused Value Fund		Class A Shares	Class I Shares
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	14.13%	14.13%
Total Annual Fund Operating Expenses		15.28%	15.03%
Fee Waivers and Expense Reimbursement	[2]	(13.88%)	(13.88%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		1.40%	1.15%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.15% through at least April 30, 2014. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.15% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2014. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example Snow Capital Focused Value Fund (USD $)	1 Year	3 Years
Class A Shares	660	3,359
Class I Shares	117	2,934

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Snow Capital Focused Value Fund (USD $)	1 Year	3 Years
Class A Shares	660	3,359
Class I Shares	117	2,934

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities, fixed income securities, or other similar investments. Under normal market conditions the Fund will invest at least 80% of its net assets in equity securities of companies with market capitalizations greater than $1 billion.

In addition to equity securities, the Fund may also invest up to 15% of its net assets in U.S. Government or U.S. agency obligations of varying maturities and durations. The Fund may have up to 25% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

The Fund’s portfolio typically consists of 15 to 25 companies that are weighted according to the Adviser’s projected return expectations The Adviser selects stocks for the Fund using a bottom-up approach that seeks to identify companies that the Adviser believes are undervalued and are likely to experience a rebound in earnings due to an event or series of events that creates a price to earnings expansion resulting in higher stock price valuations.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Credit risk – An issuer of debt securities may not make timely payments of principal and interest.

• Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

• Junk bonds risk – Investments in junk bonds involve a greater risk of default, are considered speculative, and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. The Fund is new as of the date of this prospectus and therefore performance information is not available.
Snow Capital Hedged Equity Fund
Summary of the Snow Capital Hedged Equity Fund

Investment Objective. The investment objective of the Hedged Equity Fund (the “Fund”) is long-term growth of capital and protection of investment principal with lower volatility than the U.S. equity market.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 41 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 30 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Snow Capital Hedged Equity Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	0.50%	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	0.50%	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Snow Capital Hedged Equity Fund		Class A Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	7.14%	7.14%
Total Annual Fund Operating Expenses		8.39%	8.14%
Fee Waivers and Expense Reimbursement	[2]	(6.89%)	(6.89%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		1.50%	1.25%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.25% through at least April 30, 2014. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.25% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2014. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example Snow Capital Hedged Equity Fund (USD $)	1 Year	3 Years
Class A Shares	660	2,260
Class I Shares	117	1,764

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Snow Capital Hedged Equity Fund (USD $)	1 Year	3 Years
Class A Shares	660	2,260
Class I Shares	117	1,764

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest at least 80% of long net assets in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities. The Adviser will utilize short equity positions in individual equity securities and ETFs to reduce the portfolio’s overall market exposure. The Fund may borrow money from banks or other financial institutions to purchase securities, commonly known as “leveraging,” in an amount not to exceed one-third of its total assets, as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may invest in equity and/or fixed income securities of companies of any size. In addition to domestic securities, the Fund may also directly or indirectly invest in foreign equity, including investments in emerging markets.

To the extent deemed appropriate by the Adviser to mitigate the risks of volatility in the U.S. equity market, the Fund seeks protection of investment principal by using options and futures. Through the Fund’s use of options, the Adviser attempts to enhance equity returns relative to a long-only equity strategy and to lower the overall volatility of the Fund’s investment portfolio. The Fund may also use futures contracts in place of options to achieve similar results. The Fund may use an investment in options or futures contracts as a substitute for a comparable market position in the underlying equity security or to attempt to “hedge” or limit the exposure of the Fund’s position in an equity security.

In addition to equity securities, the Fund may invest up to 20% of its long net assets in debt securities of varying maturities and durations, including securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies, instrumentalities or sponsored entities, and including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.” However, the Fund will not purchase debt securities rated as in default by an NRSRO.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Credit risk – An issuer of debt securities may not make timely payments of principal and interest.

• Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

• Junk bonds risk – Investments in junk bonds involve a greater risk of default, are considered speculative, and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

• Options and futures risk.- Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly with the underlying securities index or overall securities market.

• Short sale risk – Short sale strategies are riskier than long investment strategies. Short selling shares of equity securities or ETFs may cause the Fund’s investment performance to suffer if the Fund is required to close out a short position earlier than it had intended. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the short sale period.

• Leverage risk – The Fund’s exposure to fluctuations in the prices of securities purchased with money borrowed from banks or other financial institutions is increased in relation to the extent of the Fund’s leverage.

• Tax risk – Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund and its shareholders.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. The Fund is new as of the date of this prospectus and therefore performance information is not available.
Snow Capital Market Plus Fund
Summary of the Snow Capital Market Plus Fund
Investment Objective. The investment objective of the Capital Market Plus Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 41 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 30 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Snow Capital Market Plus Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	0.50%	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	0.50%	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Snow Capital Market Plus Fund		Class A Shares	Class I Shares
Management Fees		0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	14.13%	14.13%
Total Annual Fund Operating Expenses		14.88%	14.63%
Fee Waivers and Expense Reimbursement	[2]	(13.88%)	(13.88%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		1.00%	0.75%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 0.75% through at least April 30, 2014. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 0.75% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2014. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example Snow Capital Market Plus Fund (USD $)	1 Year	3 Years
Class A Shares	660	3,272
Class I Shares	117	2,840

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Snow Capital Market Plus Fund (USD $)	1 Year	3 Years
Class A Shares	660	3,272
Class I Shares	117	2,840

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities. Under normal market conditions, the Fund will invest approximately 80% of its net assets in equity securities of companies that are among the top 300 securities by weighting in the Russell 3000 Value Index. The Fund will invest in each of the top 20 securities by weighting in the Russell 3000 Value Index. The Adviser will use fundamental analysis and valuation techniques to determine an appropriate weight for each position.

With respect to its remaining 20% of assets, the Fund may invest in any securities favored by the Adviser at the time of investment, which securities may include equity securities (including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities, or other similar investments), of companies of any size, U.S. Government or U.S. agency obligations and foreign equity securities, including investments in emerging markets.

The Adviser selects stocks for the Fund using a bottom-up approach that seeks to identify companies that the Adviser believes are undervalued and are likely to experience a rebound in earnings due to an event or series of events that creates a price to earnings expansion leading to higher stock price valuations. This portion of the Fund’s holdings are weighted according to the Adviser’s projected return expectations.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. The Fund is new as of the date of this prospectus and therefore performance information is not available.
Snow Capital Inflation Advantaged Equities Fund
Summary of the Snow Capital Inflation Advantaged Equities Fund
Investment Objective. The investment objective of the Capital Inflation Advantaged Equities Fund (the “Fund”) is long-term growth of capital and protection of investment principal.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 41 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 30 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Snow Capital Inflation Advantaged Equities Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	0.50%	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	0.50%	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Snow Capital Inflation Advantaged Equities Fund		Class A Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	14.13%	14.13%
Total Annual Fund Operating Expenses		15.38%	15.13%
Fee Waivers and Expense Reimbursement	[2]	(13.88%)	(13.88%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		1.50%	1.25%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.25% through at least April 30, 2014. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.25% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2014. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example Snow Capital Inflation Advantaged Equities Fund (USD $)	1 Year	3 Years
Class A Shares	660	3,381
Class I Shares	117	2,957

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Snow Capital Inflation Advantaged Equities Fund (USD $)	1 Year	3 Years
Class A Shares	660	3,381
Class I Shares	117	2,957

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities.

An important component of the Adviser’s investment process is a focus on inflation. The Adviser will consider companies that may prosper from rising prices as evidenced by growing revenues, expanding margins, or other drivers of income. Inflation may be driven by macroeconomic factors, but it can also be company or sector specific, allowing for a broad range of investment candidates in any economic environment. The Adviser will utilize short equity positions in individual equity securities and ETFs to reduce the portfolio’s overall market exposure. In addition, to the extent deemed appropriate by the Adviser to mitigate the risks of volatility in the U.S. equity market, the Fund seeks protection of investment principal by using futures and options.

Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of companies with market capitalizations greater than $1 billion. With respect to its remaining assets, the Fund may invest in equity and/or fixed income securities of companies of any size. In addition to equity securities, the Fund may invest up to 15% of its net assets in U.S. Government or its agencies, instrumentalities or sponsored entities, and including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.” However, the Fund will not purchase debt securities rated as in default by an NRSRO. The Fund may have up to 25% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Credit risk – An issuer of debt securities may not make timely payments of principal and interest.

• Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

• Junk bonds risk – Investments in junk bonds involve a greater risk of default, are considered speculative, and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

• Short sale risk – Short sale strategies are riskier than long investment strategies. Short selling shares of equity securities or ETFs may cause the Fund’s investment performance to suffer if the Fund is required to close out a short position earlier than it had intended. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the short sale period.

• Options and futures risk.- Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly with the underlying securities index or overall securities market.

• Tax risk – Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund and its shareholders.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. The Fund is new as of the date of this prospectus and therefore performance information is not available.
Snow Capital Dividend Plus Fund
Summary of the Snow Capital Dividend Plus Fund
Investment Objective. The investment objective of the Capital Dividend Plus Fund (the “Fund”) is long-term growth of capital and income.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 41 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 30 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Snow Capital Dividend Plus Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	0.50%	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	0.50%	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Snow Capital Dividend Plus Fund		Class A Shares	Class I Shares
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	14.13%	14.13%
Total Annual Fund Operating Expenses		15.13%	14.88%
Fee Waivers and Expense Reimbursement	[2]	(13.88%)	(13.88%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		1.25%	1.00%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.00% through at least April 30, 2014. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2014. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example Snow Capital Dividend Plus Fund (USD $)	1 Year	3 Years
Class A Shares	660	3,327
Class I Shares	117	2,899

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Snow Capital Dividend Plus Fund (USD $)	1 Year	3 Years
Class A Shares	660	3,327
Class I Shares	117	2,899

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest in a diversified portfolio of equities, bonds, preferred stock, and options. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities that pay a dividend and are within the market capitalization range of the Russell 1000 Value Index. With respect to its remaining assets, the Fund may invest in corporate bonds, sovereign bonds, convertible bonds, preferred stocks, or other securities or instruments whose prices are linked to the value of the underlying common stock of the issuer of the securities. The Fund may have up to 25% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Options risk - Options may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option may not correlate perfectly with the underlying securities index or overall securities market.

• Tax risk – Certain of the Fund’s investment strategies, including transactions in options, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund and its shareholders.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. The Fund is new as of the date of this prospectus and therefore performance information is not available.
Snow Capital Mid Cap Value Fund
Summary of the Snow Capital Mid Cap Value Fund
Investment Objective. The investment objective of the Mid Cap Value Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 41 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 30 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Snow Capital Mid Cap Value Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	0.50%	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	0.50%	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Snow Capital Mid Cap Value Fund		Class A Shares	Class I Shares
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	14.13%	14.13%
Total Annual Fund Operating Expenses		15.13%	14.88%
Fee Waivers and Expense Reimbursement	[2]	(13.88%)	(13.88%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		1.25%	1.00%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.00% through at least April 30, 2014. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2014. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example Snow Capital Mid Cap Value Fund (USD $)	1 Year	3 Years
Class A Shares	660	3,327
Class I Shares	117	2,899

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Snow Capital Mid Cap Value Fund (USD $)	1 Year	3 Years
Class A Shares	660	3,327
Class I Shares	117	2,899

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest at least 80% of its net assets in equity securities of companies within the market capitalizations range of the Russell Mid Cap Value Index (“mid-cap securities”). The Fund’s investments in equity securities may include common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities of mid-cap companies. In addition to equity securities, the Fund may also invest up to 15% of its net assets in U.S. Government or U.S. agency obligations. The Fund may have up to 20% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund will invest in mid-sized, or mid-cap, companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. The Fund is new as of the date of this prospectus and therefore performance information is not available.
Stringer Growth Fund
Summary
Investment Objective. The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 13 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 29 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Stringer Growth Fund	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Stringer Growth Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management Fees		0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.03%	1.03%	1.03%
Acquired Fund Fees and Expenses		0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses		2.63%	3.38%	2.38%
Fee Waivers and Expense Reimbursement	[2]	(0.58%)	(0.58%)	(0.58%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		2.05%	2.80%	1.80%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Stringer Asset Management, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, shareholder services fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% through at least April 30, 2014. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.40% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2014. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. See “CDSC for Certain Purchases of Class A Shares” below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example Stringer Growth Fund (USD $)	1 Year	3 Years
Class A Shares	747	1,271
Class C Shares	283	985
Institutional Class Shares	183	687

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy of the Fund. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Allocation risk – The performance of the Fund relative to its benchmark will depend largely on the decisions of the Adviser as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, the Adviser’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Management style risk – To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Real Estate Investment Trust (“REIT”) risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in REITs. REITs are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

• Commodities risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in commodities, such as raw materials or agricultural products. Commodities are tied to future market values and future income and are vulnerable to adverse movements in prices and exchange rates. Additionally, the price of commodities may be affected by geopolitical changes and relations.

• Credit risk – An issuer of debt securities may not make timely payments of principal and interest.

• Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited training opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

• High yield securities risk – Investments in high yield fixed income securities, also known as “junk bonds”, are considered speculative, involve a greater risk of default and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exposure risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities where it is not obligated to do so.

• New Portfolio Manager risk - Although the Adviser’s principals and the Fund’s Portfolio Managers, Gary Stringer, CFA, Kim Escue, CFA, and Chad Keller, CFP, have been portfolio managers for private investment vehicles in the past, they have not had previous experience managing a mutual fund prior to serving as the Portfolio Manager for the Fund, which may limit the Portfolio Managers’ effectiveness.

• New Fund risk - The Fund was formed in April 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. The Fund is new as of the date of this prospectus and therefore performance information is not available.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Mar 27, 2013
Registrant Name	dei_EntityRegistrantName	360 Funds
CIK	dei_EntityCentralIndexKey	0001319067
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar 27, 2013
Effective Date	dei_DocumentEffectiveDate	Mar 27, 2013
Prospectus Date	rr_ProspectusDate	Mar 28, 2013
Snow Capital Focused Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the Snow Capital Focused Value Fund
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Focused Value Fund (the “Fund”) is long-term growth of capital.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 41 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 30 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2014. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities, fixed income securities, or other similar investments. Under normal market conditions the Fund will invest at least 80% of its net assets in equity securities of companies with market capitalizations greater than $1 billion.

In addition to equity securities, the Fund may also invest up to 15% of its net assets in U.S. Government or U.S. agency obligations of varying maturities and durations. The Fund may have up to 25% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

The Fund’s portfolio typically consists of 15 to 25 companies that are weighted according to the Adviser’s projected return expectations The Adviser selects stocks for the Fund using a bottom-up approach that seeks to identify companies that the Adviser believes are undervalued and are likely to experience a rebound in earnings due to an event or series of events that creates a price to earnings expansion resulting in higher stock price valuations.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Credit risk – An issuer of debt securities may not make timely payments of principal and interest.

• Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

• Junk bonds risk – Investments in junk bonds involve a greater risk of default, are considered speculative, and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance. The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Snow Capital Focused Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFOAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	14.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.28%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.88%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	660
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	3,359
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	660
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	3,359
Snow Capital Focused Value Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFOIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	14.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.03%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.88%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,934
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	2,934
Snow Capital Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the Snow Capital Hedged Equity Fund
Investment objective	rr_ObjectivePrimaryTextBlock

Investment Objective. The investment objective of the Hedged Equity Fund (the “Fund”) is long-term growth of capital and protection of investment principal with lower volatility than the U.S. equity market.

Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 41 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 30 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2014. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest at least 80% of long net assets in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities. The Adviser will utilize short equity positions in individual equity securities and ETFs to reduce the portfolio’s overall market exposure. The Fund may borrow money from banks or other financial institutions to purchase securities, commonly known as “leveraging,” in an amount not to exceed one-third of its total assets, as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may invest in equity and/or fixed income securities of companies of any size. In addition to domestic securities, the Fund may also directly or indirectly invest in foreign equity, including investments in emerging markets.

To the extent deemed appropriate by the Adviser to mitigate the risks of volatility in the U.S. equity market, the Fund seeks protection of investment principal by using options and futures. Through the Fund’s use of options, the Adviser attempts to enhance equity returns relative to a long-only equity strategy and to lower the overall volatility of the Fund’s investment portfolio. The Fund may also use futures contracts in place of options to achieve similar results. The Fund may use an investment in options or futures contracts as a substitute for a comparable market position in the underlying equity security or to attempt to “hedge” or limit the exposure of the Fund’s position in an equity security.

In addition to equity securities, the Fund may invest up to 20% of its long net assets in debt securities of varying maturities and durations, including securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies, instrumentalities or sponsored entities, and including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.” However, the Fund will not purchase debt securities rated as in default by an NRSRO.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Credit risk – An issuer of debt securities may not make timely payments of principal and interest.

• Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

• Junk bonds risk – Investments in junk bonds involve a greater risk of default, are considered speculative, and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

• Options and futures risk.- Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly with the underlying securities index or overall securities market.

• Short sale risk – Short sale strategies are riskier than long investment strategies. Short selling shares of equity securities or ETFs may cause the Fund’s investment performance to suffer if the Fund is required to close out a short position earlier than it had intended. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the short sale period.

• Leverage risk – The Fund’s exposure to fluctuations in the prices of securities purchased with money borrowed from banks or other financial institutions is increased in relation to the extent of the Fund’s leverage.

• Tax risk – Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund and its shareholders.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance. The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Snow Capital Hedged Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHEAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.39%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.89%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	660
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,260
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	660
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	2,260
Snow Capital Hedged Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHEIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.14%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.89%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,764
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,764
Snow Capital Market Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the Snow Capital Market Plus Fund
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Capital Market Plus Fund (the “Fund”) is long-term growth of capital.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 41 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 30 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2014. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities. Under normal market conditions, the Fund will invest approximately 80% of its net assets in equity securities of companies that are among the top 300 securities by weighting in the Russell 3000 Value Index. The Fund will invest in each of the top 20 securities by weighting in the Russell 3000 Value Index. The Adviser will use fundamental analysis and valuation techniques to determine an appropriate weight for each position.

With respect to its remaining 20% of assets, the Fund may invest in any securities favored by the Adviser at the time of investment, which securities may include equity securities (including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities, or other similar investments), of companies of any size, U.S. Government or U.S. agency obligations and foreign equity securities, including investments in emerging markets.

The Adviser selects stocks for the Fund using a bottom-up approach that seeks to identify companies that the Adviser believes are undervalued and are likely to experience a rebound in earnings due to an event or series of events that creates a price to earnings expansion leading to higher stock price valuations. This portion of the Fund’s holdings are weighted according to the Adviser’s projected return expectations.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance. The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Snow Capital Market Plus Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPLAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	14.13%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.88%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.88%)	[5]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	660
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	3,272
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	660
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	3,272
Snow Capital Market Plus Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPLIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	14.13%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.63%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.88%)	[5]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,840
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	2,840
Snow Capital Inflation Advantaged Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the Snow Capital Inflation Advantaged Equities Fund
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Capital Inflation Advantaged Equities Fund (the “Fund”) is long-term growth of capital and protection of investment principal.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 41 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 30 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2014. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities.

An important component of the Adviser’s investment process is a focus on inflation. The Adviser will consider companies that may prosper from rising prices as evidenced by growing revenues, expanding margins, or other drivers of income. Inflation may be driven by macroeconomic factors, but it can also be company or sector specific, allowing for a broad range of investment candidates in any economic environment. The Adviser will utilize short equity positions in individual equity securities and ETFs to reduce the portfolio’s overall market exposure. In addition, to the extent deemed appropriate by the Adviser to mitigate the risks of volatility in the U.S. equity market, the Fund seeks protection of investment principal by using futures and options.

Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of companies with market capitalizations greater than $1 billion. With respect to its remaining assets, the Fund may invest in equity and/or fixed income securities of companies of any size. In addition to equity securities, the Fund may invest up to 15% of its net assets in U.S. Government or its agencies, instrumentalities or sponsored entities, and including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.” However, the Fund will not purchase debt securities rated as in default by an NRSRO. The Fund may have up to 25% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Credit risk – An issuer of debt securities may not make timely payments of principal and interest.

• Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

• Junk bonds risk – Investments in junk bonds involve a greater risk of default, are considered speculative, and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

• Short sale risk – Short sale strategies are riskier than long investment strategies. Short selling shares of equity securities or ETFs may cause the Fund’s investment performance to suffer if the Fund is required to close out a short position earlier than it had intended. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the short sale period.

• Options and futures risk.- Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly with the underlying securities index or overall securities market.

• Tax risk – Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund and its shareholders.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance. The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Snow Capital Inflation Advantaged Equities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIAAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	14.13%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.38%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.88%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	660
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	3,381
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	660
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	3,381
Snow Capital Inflation Advantaged Equities Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIAIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	14.13%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.13%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.88%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,957
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	2,957
Snow Capital Dividend Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the Snow Capital Dividend Plus Fund
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Capital Dividend Plus Fund (the “Fund”) is long-term growth of capital and income.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 41 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 30 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2014. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest in a diversified portfolio of equities, bonds, preferred stock, and options. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities that pay a dividend and are within the market capitalization range of the Russell 1000 Value Index. With respect to its remaining assets, the Fund may invest in corporate bonds, sovereign bonds, convertible bonds, preferred stocks, or other securities or instruments whose prices are linked to the value of the underlying common stock of the issuer of the securities. The Fund may have up to 25% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Options risk - Options may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option may not correlate perfectly with the underlying securities index or overall securities market.

• Tax risk – Certain of the Fund’s investment strategies, including transactions in options, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund and its shareholders.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance. The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Snow Capital Dividend Plus Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDPAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	14.13%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.13%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.88%)	[7]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	660
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	3,327
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	660
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	3,327
Snow Capital Dividend Plus Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDPIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	14.13%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.88%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.88%)	[7]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,899
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	2,899
Snow Capital Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the Snow Capital Mid Cap Value Fund
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Mid Cap Value Fund (the “Fund”) is long-term growth of capital.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 41 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 30 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2014. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest at least 80% of its net assets in equity securities of companies within the market capitalizations range of the Russell Mid Cap Value Index (“mid-cap securities”). The Fund’s investments in equity securities may include common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities of mid-cap companies. In addition to equity securities, the Fund may also invest up to 15% of its net assets in U.S. Government or U.S. agency obligations. The Fund may have up to 20% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund will invest in mid-sized, or mid-cap, companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance. The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Snow Capital Mid Cap Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNMAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	14.13%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.13%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.88%)	[7]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	660
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	3,327
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	660
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	3,327
Snow Capital Mid Cap Value Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNMIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	14.13%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.88%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.88%)	[7]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,899
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	2,899
Stringer Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 13 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 29 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2014. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. See “CDSC for Certain Purchases of Class A Shares” below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Allocation risk – The performance of the Fund relative to its benchmark will depend largely on the decisions of the Adviser as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, the Adviser’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Management style risk – To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Real Estate Investment Trust (“REIT”) risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in REITs. REITs are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

• Commodities risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in commodities, such as raw materials or agricultural products. Commodities are tied to future market values and future income and are vulnerable to adverse movements in prices and exchange rates. Additionally, the price of commodities may be affected by geopolitical changes and relations.

• Credit risk – An issuer of debt securities may not make timely payments of principal and interest.

• Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited training opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

• High yield securities risk – Investments in high yield fixed income securities, also known as “junk bonds”, are considered speculative, involve a greater risk of default and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exposure risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities where it is not obligated to do so.

• New Portfolio Manager risk - Although the Adviser’s principals and the Fund’s Portfolio Managers, Gary Stringer, CFA, Kim Escue, CFA, and Chad Keller, CFP, have been portfolio managers for private investment vehicles in the past, they have not had previous experience managing a mutual fund prior to serving as the Portfolio Manager for the Fund, which may limit the Portfolio Managers’ effectiveness.

• New Fund risk - The Fund was formed in April 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance. The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Stringer Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRGAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.03%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[9]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.05%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	747
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,271
Stringer Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRGCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.03%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.38%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[9]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.80%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	283
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	985
Stringer Growth Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRGIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.03%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[9]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.80%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	183
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	687

[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.15% through at least April 30, 2014. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.15% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.
[3]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.25% through at least April 30, 2014. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.25% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.
[4]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[5]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 0.75% through at least April 30, 2014. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 0.75% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.
[6]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[7]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.00% through at least April 30, 2014. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.
[8]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[9]	Stringer Asset Management, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, shareholder services fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% through at least April 30, 2014. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.40% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.